Leases - Additional Information (Details) $ in Thousands		3 Months Ended
	Jun. 25, 2021 USD ($) agreement item	Mar. 31, 2023	Mar. 31, 2023 USD ($)	Mar. 31, 2023 facility	Mar. 31, 2023 item	Dec. 31, 2022 USD ($)	Mar. 01, 2022	Jul. 30, 2021 agreement
Number Of Finance Lease Facility				3	1
Number of vessel in operation | item					2
Incremental borrowing rate		4.50%
Advance payment			$ 1,532			$ 2,160
Number of short term lease agreements | agreement	2
Number of long term lease agreements | agreement								1
Lease agreement period		24 months					6 months	12 months
Lease, Practical Expedients, Package [true false]	true
CMBFL Shandong
Number of subsidiaries | item	2
Gross proceeds	$ 49,000
Transaction fees	$ 1,000